Accrued expenses and other current liabilities	12 Months Ended
Dec. 31, 2017
Accrued expenses and other current liabilities
Accrued expenses and other current liabilities

10Accrued expenses and other current liabilities

Accrued expenses and other current liabilities consist of the following:

	As of December 31,
	2016	2017
	RMB	RMB
Salaries and welfare payable	128,325	146,070
Accrued advertising and other expenses	20,481	51,517
Accrued professional service fees	6,703	7,342
Security deposits	2,493	3,376
Advance from agents	2,293	2,276
Accrued rental and property management fees	1,556	1,564
Accrued staff reimbursements	4,396	8,758
Others	277	1,895

Total	166,524	222,798